QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Net sales	$ 1,772.9	$ 1,761.4	$ 1,795.7	$ 1,740.1	$ 1,768.7	$ 1,759.7	$ 1,854.2	$ 1,776.4	$ 7,070.1	$ 7,159.0	$ 6,613.8
Gross profit	484.7	471.7	482.3	465.4	471.5	459.2	501.4	483.4	1,904.1	1,915.5	1,812.2
Net (loss) income	$ 162.5	$ 144.6	$ 143.4	$ (146.9)	$ 97.1	$ 149.5	$ 95.6	$ 125.2	$ 303.6	$ 467.4	$ 281.8
Net income (loss) per common share:
Net income (loss) per common share	$ 1.95	$ 1.72	$ 1.70	$ (1.74)	$ 1.13	$ 1.71	$ 1.09	$ 1.42	$ 3.61	$ 5.35	$ 3.19
Net income (loss) per common share, assuming dilution:
Net income (loss) per common share, assuming dilution	$ 1.92	$ 1.71	$ 1.69	$ (1.74)	$ 1.11	$ 1.69	$ 1.07	$ 1.40	$ 3.57	$ 5.28	$ 3.13